RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Transaction With Related Parties

b.Transactions with related parties:

	Year ended December 31,
	2019	2020	2021

Revenues	$6,745	$5,843	$394
Cost of revenues	$1,659	$4,715	$1,125

Research and development expenses	$1,248	$1,245	$608

Sales and marketing expenses	$763	$731	$617

General and administrative expenses	$1,002	$913	$1,527

Purchase of property and equipment	$46	$274	$175

Schedule of Balances With Related Parties	Balances with related parties:
	December 31,
	2020	2021

Trade payables, other accounts payable and accrued expenses	$925	$376
Trade Receivables	$13,117	$78